Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Right-of-use assets
Through the financial years 2021 and 2020, the carrying amount of right-of-use
assets changed as follows:

($ in millions)	Property	Other	Total
Right-of-use assets as of Jan. 1, 2020	95.0	4.2	99.2
Additions	17.2	2.5	19.7
Depreciation	(15.4)	(2.3)	(17.7)
Currency translation and other changes	3.6	(0.7)	2.9

Right-of-use assets as of Dec. 31, 2020	100.5	3.6	104.1

Additions	5.5	2.5	8.0
Depreciation	(15.5)	(2.5)	(18.1)
Currency translation and other changes	(10.3)	(0.3)	(10.6)

Right-of-use assets as of Dec. 31, 2021	80.1	3.3	83.4

Summary of Undiscounted Lease Payments
The following tables show the contractually agreed undiscounted lease payments including the expected extension options as of Dec. 31, 2021 and as of Dec. 31, 2020:

$ in millions	Up to one year	Between one and five years	More than five years	Total contractual cash flows	Carrying amount at Dec. 31, 2021
Lease liabilities	12.6	26.8	28.6	68.0	64.2

$ in millions	Up to one year	Between one and five years	More than five years	Total contractual cash flows	Carrying amount at Dec. 31, 2020
Lease liabilities	14.7	33.9	38.6	87.2	81.5